Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure Of Events After Reporting Period [Abstract]
Subsequent events	Subsequent events
Accounting policy

The statements of consolidated financial position and statements of consolidated operations are adjusted for post-closing events prior to the approval of the financial statements for issuance as long as they have a significant impact of the amounts presented at the closing date of the statement of financial position. If they do not, they are disclosed.

Detail of subsequent events

Nanobiotix and PharmaEngine mutually agree to conclude collaboration

In November 2020, Nanobiotix notified PharmaEngine of a material breach of the terms of the License and Collaboration agreement. In a letter dated December 1, 2020, PharmaEngine responded to the Company’s notification of material breach, denying a material breach of the License and Collaboration agreement, and asserting certain material breaches of that agreement by Nanobiotix.

The License and Collaboration agreement provided PharmaEngine exclusive rights to further the development of NBTXR3 in the Asia-Pacific region. While both Nanobiotix and PharmaEngine believe in the potential of NBTXR3 to improve treatment outcomes for patients with cancer, the parties have had disagreements regarding the optimal strategy for development in the Asia-Pacific region. As such, after discussion between the two parties, Nanobiotix and PharmaEngine have mutually agreed to discontinue the collaboration. This agreement to terminate the License and Collaboration agreement represents a full resolution of outstanding disagreements over a number of issues with respect to the development of NBTXR3 in the Asia-Pacific region. Pursuant to their Termination and Release agreement in March 2021, Nanobiotix will retain all rights to the development and commercialization of NBTXR3 in the Asia-Pacific region. PharmaEngine is to receive payments, not to exceed $5 million in total, upon the completion of various administrative steps in connection with the winding-up of the collaboration. In the future, PharmaEngine will be entitled to receive a payment of $7.5 million upon a second regulatory approval of NBTXR3 in any jurisdiction of the world for any indication, unless the Company announces a collaboration with a new partner for the Asia-Pacific region within 6 months of the effective date of the agreement. If that occurs, PharmaEngine will be entitled to an immediate $2.5 million payment and will be eligible to receive a payment of the remaining $5 million upon such second regulatory approval of an NBTXR3-containing product. The Company has also agreed to pay royalties to PharmaEngine at low-single digit royalty rates with respect to sales of NBTXR3 in the Asia-Pacific region.